Revenue from Contracts with Customers - Changes in contract assets and liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Contract Assets
Increase in net contract assets related to signing incentives additions	$ 24,837
Decrease in net contract assets related to signing incentive amortization	(29,244)
Increase in net contract assets related to revenue recognized in advance of billing	4,956
Change in net contract assets due to amounts transferred to receivables	(4,772)
Changes in net contract assets primarily relating to cash received from customers	(7,531)
Deferred revenue that was released from the net contract asset balance	9,110
Contract Liabilities
Decrease in net contract liabilities related to signing incentives additions	55
Increase in net contract liabilities related to signing incentive amortization	(7,330)
Decrease in net contract liabilities related to revenue recognized in advance of billing	2,099
Change in net contract liabilities due to amounts transferred to receivables	(2,668)
Increase in net contract liabilities primarily relating to cash received from customers	(136,295)
Deferred revenue that was released from net contract liabilities	$ 140,558